Gain (Loss) on Dispositions, Net (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of profit (loss) on disposal of property, plant and equipment

Period	Vessel	Segment	Net Proceeds	Gain (Loss) on Dispositions, Net
Q4-20	Apollo Spirit	FSO Segment	9,559	5,380
Q3-20	Navion Bergen	Shuttle Tanker Segment	3,385	(19)
Q2-20	HiLoad DP unit	Shuttle Tanker Segment	—	(1,388)
Q1-20	Petrojarl Cidade de Rio das Ostras	FPSO Segment	2,282	(92)
Q1-20	Navion Hispania	Shuttle Tanker Segment	6,715	(385)
Q1-20	Stena Sirita	Shuttle Tanker Segment	6,055	(85)
Gain (loss) on dispositions, net for the year ended December 31, 2020				3,411

Q2-19	Pattani Spirit	FSO Segment	15,741	11,213
Q2-19	Alexita Spirit	Shuttle Tanker Segment	8,700	835
Q2-19	Nordic Spirit	Shuttle Tanker Segment	8,900	500
Gain (loss) on dispositions, net for the year ended December 31, 2019				12,548